UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Australia — 8.2%
AGL Energy, Ltd.	26,890	$322,345
Amcor, Ltd.	20,536	213,304
ARB Corp., Ltd.	2,741	31,796
Ardent Leisure Group	12,742	34,902
Aristocrat Leisure, Ltd.	17,703	100,645
Asciano, Ltd.	20,332	112,466
Automotive Holdings Group, Ltd.	8,319	28,047
BHP Billiton, Ltd.	19,459	582,152
Boral, Ltd.	5,759	25,294
Brambles, Ltd.	29,362	246,959
Breville Group, Ltd.	3,592	21,568
Cabcharge Australia, Ltd.	8,214	35,821
Cardno, Ltd.	4,551	22,349
carsales.com, Ltd.	6,799	64,158
Coca-Cola Amatil, Ltd.	13,087	105,604
Commonwealth Bank of Australia	6,814	484,540
Computershare, Ltd.	15,937	172,959
CSL, Ltd.	13,992	987,876
Domino’s Pizza Enterprises, Ltd.	1,997	47,598
Drillsearch Energy, Ltd.(1)	20,746	21,664
DUET Group	57,401	124,247
DuluxGroup, Ltd.	5,657	26,734
Echo Entertainment Group, Ltd.	21,995	73,852
Fortescue Metals Group, Ltd.	5,228	16,135
Goodman Fielder, Ltd.	47,588	26,930
GPT Group (The)	11,738	42,666
GUD Holdings, Ltd.	6,188	39,168
GWA Group, Ltd.	12,353	29,733
Harvey Norman Holdings, Ltd.	44,634	150,094
Incitec Pivot, Ltd.	11,120	28,535
Invocare, Ltd.	3,580	38,199
Iress, Ltd.	4,049	35,231
James Hardie Industries PLC CDI	5,348	57,045
JB Hi-Fi, Ltd.	3,121	42,977
Leighton Holdings, Ltd.	2,932	57,083
MACA, Ltd.	15,122	17,269
Macquarie Atlas Roads Group	10,339	27,670
McMillan Shakespeare, Ltd.	3,315	31,370
Mermaid Marine Australia, Ltd.	14,644	23,971
Mirvac Group	18,336	29,090
Myer Holdings, Ltd.	19,418	32,976
National Australia Bank, Ltd.	9,703	300,170
Navitas, Ltd.	9,965	46,569
Newcrest Mining, Ltd.(1)	3,087	25,318
Oil Search, Ltd.	22,478	172,355

Security	Shares	Value

Australia (continued)
Origin Energy, Ltd.	20,678	$259,772
Orora, Ltd.	57,701	88,283
OZ Minerals, Ltd.	8,916	30,638
Premier Investments, Ltd.	3,446	32,696
Prime Media Group, Ltd.	32,362	24,370
Qantas Airways, Ltd.(1)	26,527	39,634
Qube Holdings, Ltd.	14,777	31,965
Ramsay Health Care, Ltd.	3,178	146,914
REA Group, Ltd.	1,595	63,866
Recall Holdings, Ltd.	7,050	36,162
Retail Food Group, Ltd.	8,090	39,721
SAI Global, Ltd.	7,632	27,626
Scentre Group(1)	4,083	13,025
Skilled Group, Ltd.	12,305	25,128
SMS Management & Technology, Ltd.	8,747	30,393
Southern Cross Media Group, Ltd.	25,786	22,237
Spark Infrastructure Group	56,969	95,764
STW Communications Group, Ltd.	23,198	23,185
Suncorp Group, Ltd.	2,484	32,322
Super Retail Group, Ltd.	4,935	32,022
Tabcorp Holdings, Ltd.	17,246	61,951
Tatts Group, Ltd.	43,654	133,629
Telstra Corp., Ltd.	152,362	758,177
Tox Free Solutions, Ltd.	9,194	19,722
Transpacific Industries Group, Ltd.	36,318	28,865
Transurban Group	27,194	194,761
Treasury Wine Estates, Ltd.	11,839	48,338
UGL, Ltd.(1)	4,476	27,686
Village Roadshow, Ltd.	4,552	28,197
Westfield Corp.(1)	3,277	23,027
Westpac Banking Corp.	8,556	262,620
Whitehaven Coal, Ltd.(1)	23,116	31,001
Woodside Petroleum, Ltd.	12,096	429,654
Woolworths, Ltd.	23,156	734,869
WorleyParsons, Ltd.	4,274	51,013

		$9,086,667

Austria — 0.8%
ams AG	5,005	$179,474
Andritz AG	1,693	81,813
CA Immobilien Anlagen AG	1,563	29,979
Conwert Immobilien Invest SE	2,110	23,400
EVN AG	2,151	27,251
Immofinanz AG(1)	21,576	65,319
Lenzing AG	490	28,276
OMV AG	5,438	170,933

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Austria (continued)
RHI AG	859	$22,021
Schoeller-Bleckmann Oilfield Equipment AG	231	19,908
Verbund AG	6,332	128,135
Voestalpine AG	2,931	117,410

		$893,919

Belgium — 1.9%
Ageas	1,164	$38,910
Anheuser-Busch InBev NV	3,875	429,716
Arseus NV	518	20,664
Barco NV	828	61,051
Belgacom SA	7,920	299,127
Colruyt SA	1,996	90,908
Compagnie d’Entreprises CFE	270	29,199
Econocom Group SA/NV	2,876	18,589
Euronav SA(1)	2,460	26,108
EVS Broadcast Equipment SA	652	21,131
Groupe Bruxelles Lambert SA	2,220	198,396
Solvay SA	1,836	250,650
Telenet Group Holding NV(1)	3,141	177,724
UCB SA	4,522	364,682
Umicore SA	2,518	98,828

		$2,125,683

Denmark — 2.2%
A.P. Moller-Maersk A/S, Class A	69	$156,972
A.P. Moller-Maersk A/S, Class B	125	291,697
Carlsberg A/S, Class B	2,023	178,426
Coloplast A/S, Class B	1,750	152,532
Danske Bank A/S	5,821	159,846
DSV A/S	4,271	127,836
Novo Nordisk A/S, Class B	9,585	433,268
Novozymes A/S, Class B	7,848	363,415
Pandora A/S	2,285	192,652
SimCorp A/S	775	23,388
TDC A/S	20,226	154,467
Tryg A/S	1,562	169,032

		$2,403,531

Finland — 2.1%
Amer Sports Oyj	1,589	$30,456
Elisa Oyj	10,401	285,719
Fortum Oyj	9,596	222,548
Kesko Oyj, Class B	3,462	131,298
Kone Oyj, Class B	5,705	245,703

Security	Shares	Value

Finland (continued)
Neste Oil Oyj	6,179	$133,339
Nokia Oyj	39,600	330,893
Nokian Renkaat Oyj	3,048	86,107
Orion Oyj, Class B	6,528	222,028
Sampo Oyj	7,238	346,826
Sanoma Oyj	4,285	24,657
UPM-Kymmene Oyj	6,498	103,075
Valmet Oyj	3,262	34,518
Wartsila Oyj	2,753	127,651

		$2,324,818

France — 7.4%
Accor SA	611	$25,669
ADP	1,111	131,502
Air Liquide SA	7,316	883,157
Airbus Group NV	3,366	200,954
Alstom SA(1)	736	25,689
Alten SA	634	27,118
AtoS	1,608	111,126
AXA SA	7,444	171,945
BNP Paribas SA	4,623	290,519
Bouygues SA	672	23,234
Cap Gemini SA	4,163	273,909
Christian Dior SA	516	91,307
CNP Assurances	2,759	51,580
Danone SA	5,713	390,384
Dassault Systemes SA	3,938	249,712
Edenred	900	24,950
Essilor International SA	1,781	196,661
Eutelsat Communications SA	985	31,933
Fonciere des Regions	297	27,305
GameLoft SE(1)	3,003	15,417
GDF Suez	28,577	693,847
Groupe Eurotunnel SA	2,197	27,768
Groupe Steria SCA	1,073	20,111
Iliad SA	447	97,735
Imerys SA	879	63,075
Ingenico	1,185	118,054
JCDecaux SA	1,243	41,256
Kering SA	430	82,983
L’Oreal SA	2,323	364,563
Lagardere SCA	1,361	33,122
Legrand SA	583	31,378
LVMH Moet Hennessy Louis Vuitton SA	2,112	358,499
Natixis SA	15,283	105,200
Neopost SA	811	56,283

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
Publicis Groupe SA	1,071	$74,282
Remy Cointreau SA	348	24,766
Rubis SCA	423	24,889
Safran SA	3,405	215,651
Sanofi	6,571	596,253
Societe BIC SA	612	76,344
Sodexo	1,273	122,810
Suez Environnement Co. SA	5,207	87,724
Technicolor SA(1)	4,055	23,941
Total SA	11,837	706,707
UBISOFT Entertainment(1)	2,188	39,615
Unibail-Rodamco SE	378	96,922
Vinci SA	2,225	126,999
Vivendi SA	27,892	681,382
Wendel SA	200	22,052

		$8,258,282

Germany — 7.2%
Adidas AG	1,825	$132,980
Allianz SE	2,367	376,405
alstria office REIT AG	2,172	26,965
Aurubis AG	569	29,703
BASF SE	5,146	454,701
Bayer AG	4,547	650,320
Bayerische Motoren Werke AG	2,850	305,628
Beiersdorf AG	2,677	217,048
Bilfinger SE	256	16,556
Brenntag AG	492	23,873
Celesio AG	1,831	60,408
Commerzbank AG (1)	8,618	130,308
Continental AG	655	129,013
Deutsche Boerse AG	1,043	71,386
Deutsche EuroShop AG	620	27,739
Deutsche Post AG	8,584	270,308
Deutsche Telekom AG	50,964	768,197
Deutsche Wohnen AG	1,750	39,500
E.ON SE	35,060	604,438
Fraport AG	937	58,057
Freenet AG	2,362	61,973
Fresenius Medical Care AG & Co. KGaA	705	51,745
Fresenius SE & Co. KGaA	1,677	86,292
Hannover Rueck SE	1,152	96,154
Henkel AG & Co. KGaA	5,333	485,404
K&S AG	864	24,213
KWS Saat AG	85	27,723
LANXESS AG	524	27,293

Security	Shares	Value

Germany (continued)
LEG Immobilien AG(1)	453	$31,309
Linde AG	1,695	312,821
Merck KGaA	412	37,296
MTU Aero Engines AG	316	27,715
Muenchener Rueckversicherungs-Gesellschaft AG	660	129,946
Porsche Automobil Holding SE, PFC Shares	819	67,250
RWE AG	8,003	283,961
RWE AG, PFC Shares	1,456	39,096
SAP SE	12,595	858,166
Siemens AG	4,402	496,517
Sky Deutschland AG(1)	3,476	29,363
Software AG	800	20,148
Stada Arzneimittel AG	690	26,586
Suedzucker AG	3,391	47,216
TAG Immobilien AG	2,396	28,063
Telefonica Deutschland Holdings AG(1)	3,587	17,651
TUI AG	1,799	27,550
Volkswagen AG	484	103,222
Volkswagen AG, PFC Shares	676	144,564
Wirecard AG	1,392	49,944

		$8,032,714

Hong Kong — 3.9%
AIA Group, Ltd.	54,200	$302,459
APT Satellite Holdings, Ltd.	23,000	33,667
ASM Pacific Technology, Ltd.	11,500	126,728
Bank of East Asia, Ltd.	23,200	96,586
Bloomage Biotechnology Corp, Ltd.	10,000	15,945
Cathay Pacific Airways, Ltd.	31,000	58,225
Cheung Kong Infrastructure Holdings, Ltd.	21,000	153,391
Chow Sang Sang Holdings International, Ltd.	13,000	32,172
CLP Holdings, Ltd.	34,500	296,861
Dairy Farm International Holdings, Ltd.	6,300	60,490
Enn Energy Holdings, Ltd.	24,000	155,102
Esprit Holdings, Ltd.	27,800	34,824
Fosun International, Ltd.	94,500	112,092
Galaxy Entertainment Group, Ltd.	43,000	294,307
Hang Lung Group, Ltd.	6,000	30,186
Hang Lung Properties, Ltd.	16,000	49,964
Hang Seng Bank, Ltd.	2,500	42,361
HC International, Inc.(1)	12,000	14,829
Henderson Land Development Co., Ltd.	8,800	59,451
HKT Trust and HKT, Ltd.	111,000	135,939
Hongkong Land Holdings, Ltd.	13,000	90,661
Hopewell Highway Infrastructure, Ltd.	1,675	810
Hopewell Holdings, Ltd.	33,500	119,101

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
Hutchison Whampoa, Ltd.	25,000	$317,659
Hysan Development Co., Ltd.	7,000	32,030
Jardine Matheson Holdings, Ltd.	2,400	143,827
Jardine Strategic Holdings, Ltd.	3,000	106,940
Johnson Electric Holdings, Ltd.	7,875	26,659
Kerry Properties, Ltd.	10,000	34,369
Link REIT (The)	22,500	132,459
MTR Corp., Ltd.	17,500	71,356
NWS Holdings, Ltd.	17,000	31,648
Pacific Basin Shipping, Ltd.	51,000	24,411
PAX Global Technology, Ltd.(1)	54,000	57,999
PCCW, Ltd.	191,000	121,668
Power Assets Holdings, Ltd.	28,500	275,545
Sands China, Ltd.	33,200	207,286
Shangri-La Asia, Ltd.	22,000	32,001
Sino Land Co., Ltd.	22,000	36,534
Sun Hung Kai Properties, Ltd.	10,000	149,598
Swire Pacific, Ltd., Class A	4,000	52,518
Television Broadcasts, Ltd.	4,700	25,642
VTech Holdings, Ltd.	7,100	88,728
Yue Yuen Industrial Holdings, Ltd.	10,500	35,384

		$4,320,412

Ireland — 2.0%
Aer Lingus Group PLC	13,945	$25,076
CRH PLC	15,902	352,761
DCC PLC	3,647	204,381
FBD Holdings PLC	1,257	21,261
FleetMatics Group PLC(1)	4,706	174,781
Fly Leasing, Ltd. ADR	2,162	26,765
Glanbia PLC	4,590	64,840
Grafton Group PLC	9,728	98,752
ICON PLC(1)	9,374	493,166
Irish Continental Group PLC	7,510	26,241
Kerry Group PLC, Class A	5,210	353,898
Origin Enterprises PLC	2,844	28,116
Paddy Power PLC	4,444	324,353

		$2,194,391

Israel — 2.0%
Bank Hapoalim B.M.	42,928	$220,987
Bezeq Israeli Telecommunication Corp., Ltd.	176,420	301,524
Caesarstone Sdot-Yam, Ltd.	837	46,755
Check Point Software Technologies, Ltd.(1)	4,277	317,567
Delek Automotive Systems, Ltd.	2,964	29,632
Delek Group, Ltd.	342	118,212

Security	Shares	Value

Israel (continued)
Elbit Systems, Ltd.	2,327	$141,540
Gazit-Globe, Ltd.	2,382	27,905
Israel Chemicals, Ltd.	19,219	129,572
Israel Corp., Ltd.(1)	96	46,835
Israel Discount Bank, Ltd., Series A(1)	19,603	31,616
Mizrahi Tefahot Bank, Ltd.(1)	12,770	141,364
Orbotech, Ltd.(1)	2,016	32,337
Ormat Industries, Ltd.	5,806	39,956
Osem Investment, Ltd.	2,955	56,841
Paz Oil Co., Ltd.	464	65,579
SodaStream International, Ltd.(1)	1,765	38,901
Strauss Group, Ltd.	3,732	60,671
Teva Pharmaceutical Industries, Ltd. ADR	6,986	394,499

		$2,242,293

Italy — 3.5%
Assicurazioni Generali SpA	4,184	$85,857
Astaldi SpA	2,796	19,560
Atlantia SpA	13,187	311,440
Autogrill SpA(1)	7,979	54,077
Banca Popolare di Milano Scarl(1)	33,412	25,183
Brembo SpA	781	25,899
Buzzi Unicem SpA	3,892	52,662
CIR SpA(1)	19,905	19,964
CNH Industrial NV	22,164	180,867
Davide Campari-Milano SpA	17,139	123,256
DiaSorin SpA	1,529	58,985
Enel Green Power SpA	55,789	137,145
Enel SpA	55,440	283,294
ENI SpA	26,390	562,236
GTECH SpA	1,016	23,680
Interpump Group SpA	2,136	27,856
Intesa Sanpaolo SpA	61,402	180,507
Italcementi SpA	2,564	14,684
Luxottica Group SpA	4,875	248,663
Mediobanca SpA(1)	2,802	24,731
Pirelli & C. SpA	5,635	75,564
Prada SpA	6,900	42,477
Recordati SpA	4,182	72,360
Salvatore Ferragamo SpA	941	22,264
Snam SpA	37,238	201,364
Sorin SpA(1)	9,439	21,120
STMicroelectronics NV	26,346	176,389
Telecom Italia SpA(1)	214,684	243,297
Telecom Italia SpA, PFC Shares	365,898	327,384
Terna Rete Elettrica Nazionale SpA	35,037	176,646

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
Tod’s SpA	213	$19,652
Unione di Banche Italiane ScpA	4,763	37,406
World Duty Free SpA (1)	2,214	18,799
Yoox SpA(1)	851	15,735

		$3,911,003

Japan — 17.1%
3-D Matrix, Ltd.(1)	800	$19,366
ADEKA Corp.	2,700	34,853
Advantest Corp.	2,700	31,484
Aeon Co., Ltd.	9,400	93,011
Aeon Mall Co., Ltd.	1,300	23,863
Aichi Steel Corp.	9,000	32,369
Air Water, Inc.	4,000	63,761
Ajinomoto Co., Inc.	8,000	151,045
Alfresa Holdings Corp.	1,600	20,304
All Nippon Airways Co., Ltd.	11,000	25,505
Alps Electric Co., Ltd.	2,500	42,553
Anritsu Corp.	3,000	23,227
Asahi Glass Co., Ltd.	6,000	31,228
Asahi Group Holdings, Ltd.	5,900	183,011
Asahi Kasei Corp.	17,000	139,506
Bandai Namco Holdings, Inc.	1,300	32,263
Bank of Yokohama, Ltd. (The)	5,000	28,896
Bridgestone Corp.	1,900	63,494
Canon, Inc.	7,900	242,373
Central Japan Railway Co.	500	74,574
Century Tokyo Leasing Corp.	900	23,568
Chiba Bank, Ltd. (The)	4,000	28,412
Chubu Electric Power Co., Inc.(1)	22,700	272,390
Chugai Pharmaceutical Co., Ltd.	5,300	165,692
Chugoku Bank, Ltd. (The)	3,000	44,342
Citizen Holdings Co., Ltd.	7,100	46,642
Cosmo Oil Co., Ltd.	38,000	59,211
Credit Saison Co., Ltd.	1,400	29,554
Daido Steel Co., Ltd.	7,000	26,854
Daikin Industries, Ltd.	1,100	68,759
Daishi Bank, Ltd. (The)	9,000	31,848
Daito Trust Construction Co., Ltd.	300	37,380
Daiwa House Industry Co., Ltd.	3,000	56,759
DeNA Co., Ltd.	1,800	23,260
Denki Kagaku Kogyo K.K.	9,000	29,398
Dentsu, Inc.	900	33,462
Dowa Holdings Co., Ltd.	4,000	33,682
Dydo Drinco, Inc.	800	34,282
East Japan Railway Co.	1,100	85,914

Security	Shares	Value

Japan (continued)
Eisai Co., Ltd.	3,600	$140,793
Electric Power Development Co., Ltd.	4,500	157,370
FamilyMart Co., Ltd.	800	32,122
Fancl Corp.	2,700	37,037
FANUC Corp.	700	123,365
Fast Retailing Co., Ltd.	300	111,527
Fuji Electric Co., Ltd.	8,000	35,148
Fuji Oil Co., Ltd.	2,300	36,526
FUJIFILM Holdings Corp.	3,400	114,133
Fujitsu, Ltd.	15,000	91,192
Fukuoka Financial Group, Inc.	7,000	35,819
Furukawa Electric Co., Ltd.	13,000	22,944
GungHo Online Entertainment, Inc.	5,200	20,959
Gunma Bank, Ltd. (The)	5,000	31,202
Hachijuni Bank, Ltd. (The)	5,000	30,614
Hamamatsu Photonics K.K.	1,200	54,516
Hirose Electric Co., Ltd.	300	36,783
Hiroshima Bank, Ltd. (The)	12,000	59,993
Hisamitsu Pharmaceutical Co., Inc.	1,200	40,393
Hitachi Metals, Ltd.	3,000	50,648
Hokuhoku Financial Group, Inc.	15,000	30,133
Honda Motor Co., Ltd.	7,400	236,572
Hoya Corp.	3,500	123,854
Hulic Co., Ltd.	2,200	24,340
Ibiden Co., Ltd.	3,200	48,102
Idemitsu Kosan Co., Ltd.	4,100	79,292
IHI Corp.	7,000	33,744
Isetan Mitsukoshi Holdings, Ltd.	2,700	36,758
Ito En, Ltd.	1,400	27,842
ITOCHU Corp.	6,400	77,367
ITOCHU Techno-Solutions Corp.	800	31,807
Iyo Bank, Ltd. (The)	6,000	64,070
Japan Airlines Co., Ltd.	1,400	37,593
Japan Drilling Co., Ltd.	800	33,445
Japan Exchange Group, Inc.	1,000	24,806
Japan Real Estate Investment Corp.	6	32,695
Japan Retail Fund Investment Corp.	15	30,202
Japan Steel Works, Ltd.	7,000	25,039
Japan Tobacco, Inc.	12,400	423,076
JGC Corp.	1,000	25,700
Joyo Bank, Ltd. (The)	12,000	64,256
JX Holdings, Inc.	93,600	400,950
Kagome Co., Ltd.	1,800	29,202
Kajima Corp.	8,000	35,596
Kakaku.com, Inc.	2,000	27,231
Kaken Pharmaceutical Co., Ltd.	2,000	50,108

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Kamigumi Co., Ltd.	8,000	$77,135
Kansai Electric Power Co., Inc. (The)(1)	29,500	291,328
Kansai Paint Co., Ltd.	9,000	137,579
KDDI Corp.	15,300	1,004,743
Keihan Electric Railway Co., Ltd.	8,000	39,209
Kewpie Corp.	2,100	36,298
Keyence Corp.	500	242,291
Kikkoman Corp.	3,000	69,004
Kintetsu Corp.	8,000	27,829
Kobayashi Pharmaceutical Co., Ltd.	500	30,863
Koito Manufacturing Co., Ltd.	2,000	60,265
Konica Minolta, Inc.	4,500	50,282
Kose Corp.	900	36,781
Kuraray Co., Ltd.	4,500	52,268
Kyocera Corp.	2,800	129,056
KYORIN Holdings, Inc.	1,500	31,602
Kyowa Hakko Kirin Co., Ltd.	6,000	69,980
Kyushu Electric Power Co., Inc.(1)	16,800	182,274
Lawson, Inc.	900	61,054
Lion Corp.	5,000	28,249
LIXIL Group Corp.	1,100	24,123
M3, Inc.	3,600	60,078
Mandom Corp.	900	30,192
Marubeni Corp.	7,000	45,006
Maruichi Steel Tube, Ltd.	1,200	28,338
Matsumotokiyoshi Holdings Co., Ltd.	900	26,174
Megmilk Snow Brand Co., Ltd.	2,200	29,190
MEIJI Holdings Co., Ltd.	1,000	83,903
Miraca Holdings, Inc.	1,300	54,573
Mitsubishi Chemical Holdings Corp.	19,000	93,592
Mitsubishi Corp.	6,700	131,376
Mitsubishi Estate Co., Ltd.	6,000	152,849
Mitsubishi Gas Chemical Co., Inc.	6,000	35,899
Mitsubishi Logistics Corp.	4,000	60,926
Mitsubishi Motors Corp.	2,000	20,578
Mitsubishi Tanabe Pharma Corp.	3,200	48,663
Mitsubishi UFJ Financial Group, Inc.	59,600	347,421
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,800	30,621
Mitsui & Co., Ltd.	7,200	108,713
Mitsui Fudosan Co., Ltd.	3,000	96,499
Mizuho Financial Group, Inc.	82,000	149,430
Morinaga Milk Industry Co., Ltd.	7,000	23,405
Murata Manufacturing Co., Ltd.	1,800	202,249
Nabtesco Corp.	1,300	31,461
NGK Spark Plug Co., Ltd.	4,000	104,322
NH Foods, Ltd.	3,000	69,179

Security	Shares	Value

Japan (continued)
Nidec Corp.	1,000	$66,073
Nihon Kohden Corp.	700	35,789
Nihon Parkerizing Co., Ltd.	1,000	23,870
Nikon Corp.	1,800	24,663
Nintendo Co., Ltd.	900	97,000
Nippon Building Fund, Inc.	5	28,023
Nippon Electric Glass Co., Ltd.	10,000	46,500
Nippon Flour Mills Co., Ltd.	5,000	25,097
Nippon Kayaku Co., Ltd.	2,000	26,298
Nippon Light Metal Holdings Co., Ltd.	21,500	31,753
Nippon Paint Holdings Co., Ltd.	2,000	45,415
Nippon Shinyaku Co., Ltd.	1,000	28,783
Nippon Shokubai Co., Ltd.	3,000	35,960
Nippon Soda Co., Ltd.	5,000	28,472
Nippon Telegraph & Telephone Corp.	9,300	578,635
Nissan Chemical Industries, Ltd.	2,000	37,082
Nissan Motor Co., Ltd.	10,300	93,953
Nisshin Seifun Group, Inc.	5,500	55,616
Nisshin Steel Co., Ltd.	2,900	27,077
Nissin Foods Holdings Co., Ltd.	1,200	63,246
Nitori Holdings Co., Ltd.	1,000	63,376
Nitto Denko Corp.	1,000	54,084
NOF Corp.	4,000	26,509
Nomura Real Estate Holdings, Inc.	1,500	26,511
Nomura Research Institute, Ltd.	1,000	32,984
NTT Data Corp.	1,100	43,000
NTT DoCoMo, Inc.	35,300	595,366
Obayashi Corp.	4,000	27,451
OJI Paper Co., Ltd.	12,000	43,386
Oki Electric Industry Co., Ltd.	14,000	32,528
Okinawa Electric Power Co., Inc. (The)	900	27,447
Ono Pharmaceutical Co., Ltd.	2,100	211,983
Oracle Corp. Japan	1,000	38,713
ORIX Corp.	5,100	70,789
Osaka Gas Co., Ltd.	62,000	247,308
Otsuka Corp.	900	33,465
Otsuka Holdings Co., Ltd.	5,900	206,960
Pigeon Corp.	600	37,402
Rakuten, Inc.	4,300	48,489
Rengo Co., Ltd.	6,000	26,412
Resona Holdings, Inc.	7,700	44,042
Rinnai Corp.	600	53,296
Rohto Pharmaceutical Co., Ltd.	1,000	14,506
San-Ai Oil Co., Ltd.	4,000	27,688
Santen Pharmaceutical Co., Ltd.	1,500	89,530
Sawai Pharmaceutical Co., Ltd.	400	23,831

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
SECOM Co., Ltd.	500	$30,813
Sega Sammy Holdings, Inc.	1,400	22,240
Sekisui Chemical Co., Ltd.	3,000	37,390
Sekisui House, Ltd.	2,000	24,870
Seven Bank, Ltd.	7,400	30,905
Sharp Corp.(1)	11,000	27,703
Shimadzu Corp.	4,000	34,805
Shimano, Inc.	200	26,521
Shimizu Corp.	5,000	36,899
Shin-Etsu Chemical Co., Ltd.	4,200	269,592
Shionogi & Co., Ltd.	4,300	112,496
Ship Healthcare Holdings, Inc.	800	18,725
Shiseido Co., Ltd.	5,300	87,949
Showa Denko K.K.	22,000	29,113
Showa Shell Sekiyu K.K.	7,000	60,062
SMC Corp.	200	56,727
Sojitz Corp.	18,700	27,875
Sumitomo Corp.	4,900	52,282
Sumitomo Metal Mining Co., Ltd.	5,000	69,363
Sumitomo Mitsui Financial Group, Inc.	6,300	256,932
Sumitomo Osaka Cement Co., Ltd.	7,000	21,882
Suruga Bank, Ltd.	7,000	146,345
Suzuken Co., Ltd.	2,600	69,708
Taiheiyo Cement Corp.	15,000	55,034
Taisei Corp.	6,000	33,366
Taisho Pharmaceutical Holdings Co., Ltd.	700	49,132
Taiyo Nippon Sanso Corp.	8,000	72,025
Takeda Pharmaceutical Co., Ltd.	9,200	398,805
TDK Corp.	1,000	56,762
TEIJIN, Ltd.	12,000	29,338
Toagosei Co., Ltd.	7,000	30,593
Toho Gas Co., Ltd.	4,000	21,634
Tokai Carbon Co., Ltd.	9,000	23,477
Tokio Marine Holdings, Inc.	3,300	105,825
Tokyo Electron, Ltd.	1,400	89,761
Tokyo Gas Co., Ltd.	71,000	409,266
Tokyo Ohka Kogyo Co., Ltd.	1,300	36,665
Tokyo Tatemono Co., Ltd.	3,000	26,188
Tokyu Corp.	4,000	26,411
Tokyu Fudosan Holdings Corp.	4,000	28,429
TonenGeneral Sekiyu K.K.	11,000	96,008
Toppan Printing Co., Ltd.	4,000	27,217
Toray Industries, Inc.	20,000	134,269
Toshiba Corp.	18,000	79,490
Tosoh Corp.	7,000	30,440
Toyo Ink SC Holdings Co., Ltd.	7,000	32,287

Security	Shares	Value

Japan (continued)
Toyo Suisan Kaisha, Ltd.	1,000	$34,536
Toyobo Co., Ltd.	18,000	25,909
Toyota Industries Corp.	1,100	52,378
Toyota Motor Corp.	11,100	667,967
Toyota Tsusho Corp.	1,100	27,737
Trend Micro, Inc.	1,000	33,696
Tsuruha Holdings, Inc.	400	23,616
UACJ Corp.	7,000	25,789
Ube Industries, Ltd.	17,000	26,321
Unicharm Corp.	5,100	118,593
UNY Group Holdings Co., Ltd.	4,700	24,917
USS Co., Ltd.	7,000	110,166
Valor Co., Ltd.	2,200	35,661
Yahoo! Japan Corp.	11,200	40,349
Yamato Holdings Co., Ltd.	3,200	68,423
Yamato Kogyo Co., Ltd.	1,000	32,395
Yamazaki Baking Co., Ltd.	2,000	24,725
Zeon Corp.	3,000	27,769
ZERIA Pharmaceutical Co., Ltd.	2,000	40,139

		$18,982,875

Netherlands — 3.9%
Aegon NV	9,795	$79,834
Aercap Holdings NV(1)	700	30,338
Akzo Nobel NV	5,560	370,777
AMG Advanced Metallurgical Group NV(1)	3,024	24,973
ASML Holding NV	6,439	642,048
Corio NV	626	30,470
Delta Lloyd NV	3,195	72,824
Fugro NV	4,741	65,369
Gemalto NV	831	63,561
Heineken NV	2,124	158,672
ING Groep NV(1)	22,110	316,623
Koninklijke Ahold NV	10,791	180,735
Koninklijke DSM NV	3,672	230,080
Koninklijke KPN NV	131,647	433,347
Koninklijke Philips NV	10,722	299,764
Koninklijke Vopak NV	4,635	232,442
OCI NV(1)	716	24,963
QIAGEN NV(1)	13,623	320,160
Reed Elsevier NV	24,896	573,486
TNT Express NV	3,342	19,425
Unilever NV	1,457	56,471
Ziggo NV	1,211	59,179

		$4,285,541

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

New Zealand — 0.9%
Argosy Property, Ltd.	71,574	$59,028
Auckland International Airport, Ltd.	71,354	215,717
Contact Energy, Ltd.	23,324	113,150
Fisher & Paykel Healthcare Corp., Ltd.	10,114	44,198
Fletcher Building, Ltd.	17,648	119,034
Kiwi Income Property Trust REIT	88,630	82,912
Ryman Healthcare, Ltd.	7,558	44,748
Sky Network Television, Ltd.	19,058	94,629
Spark New Zealand, Ltd.	52,744	130,162
Trade Me, Ltd.	8,490	26,072
Xero, Ltd.(1)	5,362	66,509

		$996,159

Norway — 2.0%
Atea ASA	6,274	$68,597
Austevoll Seafood ASA	4,763	30,973
Borregaard ASA	4,154	28,867
DNB ASA	9,428	173,214
DNO ASA(1)	8,093	19,607
Gjensidige Forsikring ASA	6,519	118,415
Kongsberg Gruppen ASA	3,498	70,787
Leroey Seafood Group ASA	876	33,139
Nordic Semiconductor ASA(1)	14,025	79,011
Opera Software ASA	8,541	106,959
Orkla ASA	24,227	185,240
Prosafe SE	3,357	15,358
Salmar ASA	2,132	38,411
Schibsted ASA	5,268	278,631
SpareBank 1 SMN	3,485	30,989
SpareBank 1 SR-Bank ASA	3,147	27,071
Statoil ASA	7,438	170,222
Stolt-Nielsen, Ltd.	2,728	49,153
Telenor ASA	16,239	365,161
Veidekke ASA	9,393	91,230
Yara International ASA	5,093	233,877

		$2,214,912

Portugal — 0.7%
Banco BPI SA(1)	11,996	$23,497
EDP-Energias de Portugal SA	53,769	231,386
Galp Energia SGPS SA, Class B	9,466	137,242
Jeronimo Martins SGPS SA	7,890	69,050
Mota-Engil SGPS SA	8,047	42,225
NOS SGPS	22,214	127,444
Portucel SA	19,411	72,244

Security	Shares	Value

Portugal (continued)
Portugal Telecom SGPS SA	43,046	$70,505

		$773,593

Singapore — 2.0%
Ascendas Real Estate Investment Trust	44,000	$76,426
Biosensors International Group, Ltd.(1)	58,000	28,208
Boustead Singapore, Ltd.	20,000	28,613
CapitaMall Trust	33,000	50,615
City Developments, Ltd.	4,000	29,440
ComfortDelGro Corp., Ltd.	45,000	92,520
Ezion Holdings, Ltd.	61,200	72,068
Ezra Holdings, Ltd.	35,000	22,240
First Resources, Ltd.	14,000	22,681
Flextronics International, Ltd.(1)	24,612	263,841
Genting Singapore PLC	164,000	140,461
Global Logistic Properties, Ltd.	13,000	27,859
Hutchison Port Holdings Trust	44,000	29,709
Mapletree Commercial Trust	29,000	32,268
Mapletree Logistics Trust	32,000	29,297
Oversea-Chinese Banking Corp., Ltd.	18,000	138,656
Petra Foods, Ltd.	10,000	29,640
Raffles Medical Group, Ltd.	10,000	29,605
Sembcorp Industries, Ltd.	7,000	26,482
Singapore Press Holdings, Ltd.	41,000	136,658
Singapore Technologies Engineering, Ltd.	29,000	84,667
Singapore Telecommunications, Ltd.	130,000	382,626
United Engineers, Ltd.	16,000	35,761
United Overseas Bank, Ltd.	11,000	197,072
Venture Corp., Ltd.	7,000	42,164
Wilmar International, Ltd.	75,000	186,952

		$2,236,529

Spain — 3.8%
Abertis Infraestructuras SA	13,164	$274,500
Acerinox SA	8,757	130,300
Amadeus IT Holding SA, Class A	12,461	458,467
Banco de Sabadell SA	8,667	25,058
Banco Santander SA	33,878	299,330
Bankia SA(1)	14,959	26,827
CaixaBank SA	24,878	135,963
Distribuidora Internacional de Alimentacion SA	18,053	114,705
Ebro Foods SA	1,302	23,305
Enagas SA	5,403	181,323
Ferrovial SA	14,606	298,620
Grifols SA, Class A	5,089	207,805

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)
Grifols SA, Class B, PFC Shares	4,169	$146,742
Iberdrola SA	26,621	188,448
Industria de Diseno Textil SA	21,305	599,376
Red Electrica Corp. SA	2,231	194,948
Repsol SA	14,951	334,140
Telefonica SA	30,964	465,936
Viscofan SA	1,024	60,212
Zardoya Otis SA	6,587	76,804

		$4,242,809

Sweden — 3.6%
AAK AB	447	$24,244
Alfa Laval AB	1,149	23,685
Assa Abloy AB	961	51,014
Atlas Copco AB, Class A	1,766	51,154
Atlas Copco AB, Class B	1,117	29,587
BillerudKorsnas AB	8,829	128,778
Castellum AB	1,757	26,944
Elekta AB, Class B	23,297	238,908
Fabege AB	2,133	27,381
Hennes & Mauritz AB, Class B	12,851	512,748
Hexpol AB	1,665	147,514
Holmen AB, Class B	6,671	220,794
ICA Gruppen AB	890	35,636
Investment AB Kinnevik, Class B	1,448	45,978
Investor AB, Class B	5,534	198,630
Lundin Petroleum AB(1)	8,355	118,094
Meda AB, Class A	13,931	182,442
Skanska AB, Class B	7,392	150,682
SKF AB, Class B	2,244	45,009
Svenska Cellulosa AB SCA, Class B	10,740	240,646
Svenska Handelsbanken AB, Class A	1,779	85,045
Swedbank AB, Class A	10,101	267,683
Swedish Match AB	3,504	113,940
Telefonaktiebolaget LM Ericsson, Class B	41,680	492,507
TeliaSonera AB	70,715	489,685
Tethys Oil AB(1)	2,577	28,412
Wihlborgs Fastigheter AB	1,547	27,132

		$4,004,272

Switzerland — 7.9%
ABB, Ltd.(1)	26,565	$582,801
Allreal Holding AG(1)	214	28,327
Alpiq Holding, Ltd.(1)	241	24,247
Ascom Holding AG	1,636	24,014

Security	Shares	Value

Switzerland (continued)
Autoneum Holding AG(1)	142	$23,662
Baloise Holding AG	1,367	172,084
Bucher Industries AG	89	22,607
Burckhardt Compression Holdings AG	55	23,564
Comet Holding AG(1)	49	32,676
Compagnie Financiere Richemont SA, Class A	8,300	699,804
DKSH Holding AG	352	26,027
Dufry AG(1)	429	61,849
EFG International AG(1)	2,438	25,349
Ems-Chemie Holding AG	96	34,573
Forbo Holding AG(1)	29	30,123
Galenica AG	30	25,672
GAM Holding AG(1)	1,686	28,793
Gategroup Holding AG(1)	975	21,970
Geberit AG	325	110,934
Givaudan SA	177	295,585
Inficon Holding AG(1)	86	26,831
Julius Baer Group, Ltd.(1)	2,361	103,501
Kaba Holding AG(1)	61	29,083
Komax Holding AG	194	28,585
Kuehne & Nagel International AG	231	30,106
Kuoni Reisen Holding AG(1)	68	18,538
Logitech International SA	7,269	102,913
Mobimo Holding AG(1)	139	27,398
Nestle SA	19,315	1,416,448
Novartis AG	14,064	1,305,179
OC Oerlikon Corp. AG(1)	1,895	23,977
Pargesa Holding SA	333	25,921
Partners Group Holding AG	109	29,006
PSP Swiss Property AG(1)	420	36,047
Schindler Holding AG	1,211	163,949
Schmolz & Bickenbach AG(1)	21,068	25,441
SGS SA	46	101,132
Sika AG	16	57,194
Sonova Holding AG	1,114	173,707
Swatch Group, Ltd. (The)	458	38,748
Swatch Group, Ltd. (The), Bearer Shares	638	302,643
Swiss Life Holding AG	399	91,547
Swiss Prime Site AG(1)	678	51,546
Swiss Re AG	5,377	434,789
Swisscom AG	822	484,586
Syngenta AG	2,274	703,251
U-Blox AG(1)	336	45,422
Valiant Holding AG	270	23,616
Valora Holding AG	105	21,749
Zehnder Group AG	691	27,166

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	1,565	$473,614

		$8,718,294

United Kingdom — 15.5%
3i Group PLC	4,682	$29,779
Aberdeen Asset Management PLC	8,976	62,425
Aggreko PLC	1,997	48,723
Anglo American PLC	11,476	242,299
Anite PLC	21,623	30,213
Antofagasta PLC	3,440	38,741
APR Energy PLC	2,235	12,991
Associated British Foods PLC	4,424	195,239
AstraZeneca PLC	8,384	612,437
Aveva Group PLC	2,620	64,288
Aviva PLC	23,223	194,243
Babcock International Group PLC	3,446	60,481
BAE Systems PLC	15,161	111,649
Balfour Beatty PLC	6,224	15,377
Bellway PLC	1,198	33,605
Berendsen PLC	1,721	27,868
Berkeley Group Holdings PLC	1,125	41,143
BHP Billiton PLC	17,071	441,057
Bovis Homes Group PLC	2,198	29,685
BP PLC	96,827	696,661
British American Tobacco PLC	10,113	573,181
British Land Co. PLC (The)	2,591	30,254
British Sky Broadcasting Group PLC	8,032	113,832
Britvic PLC	2,403	26,200
Bunzl PLC	2,862	77,719
Burberry Group PLC	6,186	152,012
Capita PLC	9,433	165,850
Carillion PLC	4,756	25,338
Carnival PLC	1,660	66,194
Cineworld Group PLC	5,166	27,694
Close Brothers Group PLC	1,265	29,686
Cobham PLC	24,638	114,928
Compass Group PLC	10,231	165,138
Crest Nicholson Holdings PLC	4,968	26,720
Croda International PLC	1,406	51,693
CSR PLC	8,859	119,058
Daily Mail & General Trust PLC, Class A	2,268	28,698
Diageo PLC	13,596	400,978
Domino Printing Sciences PLC	4,721	45,660
Drax Group PLC	9,268	88,185
easyJet PLC	2,461	59,135
Elementis PLC	6,330	26,808

Security	Shares	Value

United Kingdom (continued)
Enterprise Inns PLC(1)	13,077	$26,791
Essentra PLC	2,162	23,804
Experian PLC	8,507	127,912
Firstgroup PLC(1)	13,353	24,064
Fresnillo PLC	2,137	23,882
Friends Life Group, Ltd.	5,908	30,639
G4s PLC	13,501	55,263
Galliford Try PLC	1,478	28,927
GlaxoSmithKline PLC	40,658	919,439
Glencore PLC	90,548	464,569
Grainger PLC	8,181	24,792
Greene King PLC	2,038	26,201
Halma PLC	16,107	160,714
Hammerson PLC	3,110	30,553
Hargreaves Lansdown PLC	1,490	23,742
Howden Joinery Group PLC	5,263	28,876
HSBC Holdings PLC	62,337	635,548
ICAP PLC	4,277	28,715
Imperial Tobacco Group PLC	4,546	197,487
Informa PLC	5,263	40,574
Inmarsat PLC	7,837	86,049
Innovation Group PLC	55,577	24,054
InterContinental Hotels Group PLC	1,773	67,348
Intertek Group PLC	1,447	63,069
Intu Properties PLC	6,028	32,884
ITE Group PLC	7,912	21,588
J Sainsbury PLC	7,562	29,791
Johnson Matthey PLC	1,714	81,829
Kcom Group PLC	18,722	27,875
Keller Group PLC	1,779	23,770
Kier Group PLC	1,060	25,279
Kingfisher PLC	14,750	71,456
Ladbrokes PLC	11,549	21,874
Laird PLC	12,084	60,994
Land Securities Group PLC	1,680	29,810
Legal & General Group PLC	20,937	77,599
Lloyds Banking Group PLC(1)	199,578	246,457
London Stock Exchange Group PLC	974	31,454
Londonmetric Property PLC REIT	12,704	29,955
Lonmin PLC(1)	6,079	17,040
Marks & Spencer Group PLC	23,568	153,471
Marston’s PLC	12,099	29,222
Meggitt PLC	6,752	48,772
Micro Focus International PLC	6,113	97,388
Mitchells & Butlers PLC(1)	4,075	24,804
Mitie Group PLC	5,571	26,879

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Mondi PLC	3,349	$56,600
Moneysupermarket.com Group PLC	16,319	52,424
National Grid PLC	74,070	1,099,196
NCC Group PLC	9,827	31,006
Next PLC	1,363	140,712
Old Mutual PLC	33,291	103,388
Oxford Instruments PLC	2,226	38,571
Pace PLC	16,468	91,553
Paragon Group of Cos. PLC (The)	4,937	28,597
Pearson PLC	6,368	119,365
Phoenix Group Holdings	2,631	31,768
Playtech PLC	8,460	95,822
Premier Farnell PLC	16,026	48,674
Provident Financial PLC	887	30,164
PZ Cussons PLC	5,045	29,923
QinetiQ Group PLC	8,311	26,937
Randgold Resources, Ltd.	1,173	68,654
Reckitt Benckiser Group PLC	3,354	282,485
Reed Elsevier PLC	7,665	126,145
Renishaw PLC	1,543	43,895
Rentokil Initial PLC	15,781	31,122
Rexam PLC	7,065	53,848
Rightmove PLC	906	30,644
Rolls-Royce Holdings PLC(1)	16,806	227,628
Rolls-Royce Holdings PLC, Class C(1)	1,512,540	2,420
Rotork PLC	757	31,030
Royal Dutch Shell PLC, Class A	27,462	980,991
RSA Insurance Group PLC(1)	3,640	28,165
Sage Group PLC (The)	46,291	280,313
SDL PLC(1)	5,875	37,021
Segro PLC REIT	5,128	31,241
Senior PLC	6,285	26,980
Shaftesbury PLC	2,677	30,668
Smiths Group PLC	1,428	26,670
Spirax-Sarco Engineering PLC	602	27,507
Spirent Communications PLC	26,820	32,072
Sports Direct International PLC(1)	2,255	23,291
SSE PLC	17,329	444,159
Standard Chartered PLC	1,664	25,048
TalkTalk Telecom Group PLC	10,243	49,299
Tate & Lyle PLC	2,622	25,376
Telecity Group PLC	9,172	113,264
TT Electronics PLC	8,490	22,765
UBM PLC	2,729	24,876
Ultra Electronics Holdings PLC	1,034	28,916
Unilever PLC	4,839	194,651

Security	Shares	Value

United Kingdom (continued)
UNITE Group PLC (The)	4,128	$28,224
United Utilities Group PLC	13,947	191,189
Victrex PLC	953	25,887
Vodafone Group PLC	452,116	1,503,491
Whitbread PLC	3,180	222,285
William Hill PLC	6,621	38,236
WS Atkins PLC	1,397	30,372
Xaar PLC	3,933	17,535
Xchanging PLC	11,221	34,022

		$17,244,153

Total Common Stocks (identified cost $102,912,399)		$109,492,850

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$49	$48,700

Total Short-Term Investments (identified cost $48,700)		$48,700

Total Investments — 98.7% (identified cost $102,961,099)		$109,541,550

Other Assets, Less Liabilities — 1.3%		$1,490,414

Net Assets — 100.0%		$111,031,964

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	32.2%	$35,792,619
Japanese Yen	17.1	18,982,875
British Pound Sterling	15.8	17,547,286
Australian Dollar	8.2	9,086,667
Swiss Franc	8.0	8,897,768
Swedish Krona	3.6	4,004,272
Hong Kong Dollar	3.6	3,989,179
Danish Krone	2.2	2,403,531
United States Dollar	2.1	2,299,277
Norwegian Krone	2.0	2,214,912
Singapore Dollar	1.7	1,914,771
Israeli Shekel	1.3	1,412,234
New Zealand Dollar	0.9	996,159

Total Investments	98.7%	$109,541,550

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.9%	$14,341,837
Consumer Discretionary	11.4	12,649,899
Industrials	11.4	12,637,458
Health Care	10.2	11,354,844
Materials	10.1	11,220,701
Consumer Staples	10.0	11,130,520
Telecommunication Services	9.9	11,014,552
Information Technology	9.0	9,984,611
Utilities	7.9	8,711,832
Energy	5.8	6,446,596
Short-Term Investments	0.1	48,700

Total Investments	98.7%	$109,541,550

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $102,912,399)	$109,492,850
Affiliated investment, at value (identified cost, $48,700)	48,700
Foreign currency, at value (identified cost, $197,191)	195,661
Dividends receivable	169,814
Interest receivable from affiliated investment	79
Receivable for investments sold	678,784
Tax reclaims receivable	776,718
Total assets	$111,362,606

Liabilities
Demand note payable	$200,000
Payable for investments purchased	3,232
Payable to affiliates:
Investment adviser fee	69,253
Trustees’ fees	493
Accrued expenses	57,664
Total liabilities	$330,642
Net Assets applicable to investors’ interest in Portfolio	$111,031,964

Sources of Net Assets
Investors’ capital	$104,441,909
Net unrealized appreciation	6,590,055
Total	$111,031,964

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014
Dividends (net of foreign taxes, $331,748)	$4,063,454
Interest allocated from affiliated investment	485
Expenses allocated from affiliated investment	(63)
Total investment income	$4,063,876

Expenses
Investment adviser fee	$877,017
Trustees’ fees and expenses	5,799
Custodian fee	117,370
Legal and accounting services	39,900
Miscellaneous	38,320
Total expenses	$1,078,406
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$1,078,404

Net investment income	$2,985,472

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,175,562
Investment transactions allocated from affiliated investment	4
Foreign currency transactions	(19,941)
Net realized gain	$11,155,625
Change in unrealized appreciation (depreciation) —
Investments	$(12,510,864)
Foreign currency	(66,370)
Net change in unrealized appreciation (depreciation)	$(12,577,234)

Net realized and unrealized loss	$(1,421,609)

Net increase in net assets from operations	$1,563,863

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$2,985,472	$2,470,621
Net realized gain from investment and foreign currency transactions	11,155,625	3,675,955
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(12,577,234)	14,837,185
Net increase in net assets from operations	$1,563,863	$20,983,761
Capital transactions —
Contributions	$3,064,899	$4,862,027
Withdrawals	(8,632,568)	(14,101,255)
Net decrease in net assets from capital transactions	$(5,567,669)	$(9,239,228)

Net increase (decrease) in net assets	$(4,003,806)	$11,744,533

Net Assets
At beginning of year	$115,035,770	$103,291,237
At end of year	$111,031,964	$115,035,770

33	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014		2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.92%		0.94%	1.03%	1.13%	1.13%
Net investment income	2.55	%(2)	2.28%	2.60%	1.67%	1.30%
Portfolio Turnover	53%		30%	117%	41%	72%
Total Return	1.30%		21.20%	10.24%	(9.16)%	5.48%
Net assets, end of year (000’s omitted)	$111,032		$115,036	$103,291	$108,855	$174,638

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes special dividends equal to 0.41% of average daily net assets.

34	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 37.4% and 62.6%, respectively in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

35

Tax-Managed International Equity Portfolio

October 31, 2014

Notes to Financial Statements — continued

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $877,017 or 0.75% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $61,726,283 and $64,284,264, respectively, for the year ended October 31, 2014.

36

Tax-Managed International Equity Portfolio

October 31, 2014

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,314,356

Gross unrealized appreciation	$12,403,899
Gross unrealized depreciation	(6,176,705)

Net unrealized appreciation	$6,227,194

The net unrealized appreciation on foreign currency transactions at October 31, 2014 on a federal income tax basis was $9,604.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At October 31, 2014, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000 at an interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at October 31, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 7) at October 31, 2014. The Portfolio’s average borrowings or allocated fees during the year ended October 31, 2014 were not significant.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

Tax-Managed International Equity Portfolio

October 31, 2014

Notes to Financial Statements — continued

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$263,841	$35,358,801		$—	$35,622,642
Developed Europe	725,050	70,902,865		—	71,627,915
Developed Middle East	830,059	1,412,234		—	2,242,293

Total Common Stocks	$1,818,950	$107,673,900	*	$—	$109,492,850

Short-Term Investments	$—	$48,700		$—	$48,700

Total Investments	$1,818,950	$107,722,600		$—	$109,541,550

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

38

Tax-Managed International Equity Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed International Equity Portfolio as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2014

39

Parametric Tax-Managed International Equity Fund

Tax-Managed International Equity Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Parametric Tax-Managed International Equity Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	3,451,115	124,030
Cynthia E. Frost	3,453,541	121,604
George J. Gorman	3,453,919	121,225
Valerie A. Mosley	3,453,541	121,604
Harriett Tee Taggart	3,453,919	121,225

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Tax-Managed International Equity Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	98.26%	1.74%
Cynthia E. Frost	98.29%	1.71%
George J. Gorman	98.18%	1.82%
Valerie A. Mosley	98.30%	1.70%
Harriett Tee Taggart	98.46%	1.54%

40

Parametric Tax-Managed International Equity Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee of the Trust and Portfolio and President of the Portfolio	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

41

Parametric Tax-Managed International Equity Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

42

Parametric Tax-Managed International Equity Fund

October 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$28,390	$29,390
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,890	$7,760
All Other Fees(3)	$0	$0

Total	$36,280	$37,150

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$7,890	$7,760
Eaton Vance(1)	$526,385	$99,750

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2014

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 11, 2014